CONVERTIBLE NOTES (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Schedule of convertible debt

	September 30, 2022	December 31, 2021
8% Unsecured Convertible Note (Curiosity)	$278,000	$278,000
10% Senior Secured Convertible Note with Original Issuance Discount (L1 Capital Global Master Fund or “L1”)	–	4,125,000
10% Senior Secured Convertible Note with Original Issuance Discount (L1 – Second Tranche)	100,000	–
12% Senior Convertible Notes with Original Issuance Discounts (OID Notes)	75,000	75,000
12% Senior Secured Convertible Notes (TDH Secured Notes)	237,604	330,039
12% Senior Secured Convertible Notes (Additional Secured Notes)	45,132	63,099
Loan discounts	(38,055)	(1,550,540)
Total convertible notes, net	697,681	3,320,598
Less: current portion of convertible notes, net	(589,949)	(2,604,346)
Convertible notes, net	$107,732	$716,252

Schedule of future debt maturity payments

Remainder of 2022	$441,897
2023	217,793
2024	76,046
2025 and thereafter	–
Total	$735,736